CONVERTIBLE DEBENTURE (Details) ¥ in Millions		12 Months Ended
	Nov. 29, 2024 USD ($)	Mar. 31, 2025 USD ($) shares	Jan. 08, 2025 USD ($)	Jan. 08, 2025 CNY (¥)	Dec. 30, 2024 USD ($)	Dec. 19, 2024 USD ($)
CONVERTIBLE DEBENTURE
Principal amount			$ 137,781	¥ 1.0
Amortization of debt issuance costs		$ 230,700
Total principal and interest		439,575
Convertible note payable		2,391,945
Derivative liability		2,032,530
Loss on derivative liabilities		356,134
Convertible Debentures
CONVERTIBLE DEBENTURE
Principal amount	$ 5,000,000
Purchase price (as percent)	95.00%
Interest rate	5.00%
Increase in interest rate	18.00%
Amortization of debt issuance costs		$ 230,700
Shares issued | shares		432,759
Total principal and interest		$ 439,575
Convertible note payable		2,391,945
Carrying value		2,954,275
Deferred financing costs		562,330
Derivative liability		2,032,530
Loss on derivative liabilities		$ 356,134
Convertible debt, Tranche 1
CONVERTIBLE DEBENTURE
Principal amount	$ 1,500,000
Convertible debt, Tranche 2
CONVERTIBLE DEBENTURE
Principal amount						$ 2,000,000
Convertible debt, Tranche 3
CONVERTIBLE DEBENTURE
Principal amount					$ 1,500,000